Segment Information	12 Months Ended
Dec. 31, 2015
Segment Information
Segment Information

13. Segment Information

The Group operates and manages its business as a single segment. The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews the consolidated results of the Group as a whole when making decisions about allocating resources and assessing performance.

The following table summarizes the revenue information of the Group:

	Year Ended December 31,
	2013	2014	2015
	$	$	$
E-commerce	170,204,545	326,679,871	420,552,177
Online advertising	145,444,790	155,049,818	134,229,255
Listing	19,772,181	14,293,184	21,022,504

	335,421,516	496,022,873	575,803,936

Geographic

Substantially all of the Group’s revenues from external customers and long-lived assets are located in the PRC.

Major customers

There were no customers from whom revenue accounted for 10% or more of total revenue for the years ended December 31, 2013, 2014 and 2015, respectively.

Details of the accounts receivable from customers accounting for 10% or more of total net accounts receivable are as follows:

	As of December 31,
	2014	2015
	$	$
Customer A	13,979,270	14,011,827